Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Residential real estate - 1st lien [Member]
2025	$ 44,262,000	$ 28,738,000
2024	26,622,000	29,922,000
2023	26,189,000	35,688,000
2022	31,369,000	37,417,000
2021	33,048,000	31,465,000
Prior	70,621,000	52,268,000
Revolving loan amortized cost basis	4,445,000	2,593,000
Revolving loan converted to term	0	0
Total loan	236,556,000	218,091,000
Residential real estate - 1st lien [Member] | Pass [Member]
2025	44,262,000	28,738,000
2024	26,622,000	29,761,000
2023	25,994,000	35,389,000
2022	31,186,000	37,294,000
2021	32,717,000	29,691,000
Prior	68,611,000	51,876,000
Revolving loan amortized cost basis	4,445,000	2,593,000
Revolving loan converted to term	0	0
Total loan	233,837,000	215,342,000
Residential real estate - 1st lien [Member] | Special mention [Member]
2025	0	0
2024	0	161,000
2023	154,000	0
2022	183,000	0
2021	224,000	0
Prior	158,000	212,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	719,000	373,000
Residential real estate - 1st lien [Member] | Substandard Doubtful [Member]
2025	0	0
2024	0	0
2023	41,000	299,000
2022	0	123,000
2021	107,000	1,774,000
Prior	1,852,000	180,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	2,000,000	2,376,000
Municipal [Member]
2025	26,477,000	34,769,000
2024	4,074,000	180,000
2023	136,000	458,000
2022	236,000	2,858,000
2021	2,579,000	3,696,000
Prior	10,707,000	9,137,000
Revolving loan amortized cost basis	17,870,000	15,989,000
Revolving loan converted to term	0	0
Total loan	62,079,000	67,087,000
Municipal [Member] | Pass [Member]
2025	26,477,000	34,769,000
2024	4,074,000	180,000
2023	136,000	458,000
2022	236,000	2,858,000
2021	2,579,000	3,696,000
Prior	9,469,000	9,137,000
Revolving loan amortized cost basis	17,870,000	15,989,000
Revolving loan converted to term	0	0
Total loan	60,841,000	67,087,000
Municipal [Member] | Special mention [Member]
2025	0
2024	0
2023	0
2022	0
2021	0
Prior	1,238,000
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	1,238,000
Residential real estate - Jr lien [Member]
2025	6,149,000	3,990,000
2024	3,073,000	1,765,000
2023	1,490,000	1,845,000
2022	1,425,000	301,000
2021	279,000	526,000
Prior	1,106,000	1,196,000
Revolving loan amortized cost basis	31,264,000	24,556,000
Revolving loan converted to term	1,686,000	1,512,000
Total loan	46,472,000	35,691,000
Residential real estate - Jr lien [Member] | Pass [Member]
2025	6,149,000	3,990,000
2024	3,005,000	1,765,000
2023	1,490,000	1,845,000
2022	1,425,000	301,000
2021	279,000	526,000
Prior	1,030,000	1,173,000
Revolving loan amortized cost basis	31,264,000	24,556,000
Revolving loan converted to term	1,686,000	1,512,000
Total loan	46,328,000	35,668,000
Residential real estate - Jr lien [Member] | Special mention [Member]
2025	0
2024	68,000
2023	0
2022	0
2021	0
Prior	61,000
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	129,000
Residential real estate - Jr lien [Member] | Substandard Doubtful [Member]
2025	0	0
2024	0	0
2023	0	0
2022	0	0
2021	0	0
Prior	15,000	23,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	15,000	23,000
Consumer [Member]
2025	1,583,000	1,466,000
2024	695,000	764,000
2023	395,000	442,000
2022	182,000	188,000
2021	73,000	75,000
Prior	134,000	119,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	3,062,000	3,054,000
Consumer [Member] | Pass [Member]
2025	1,583,000	1,466,000
2024	695,000	764,000
2023	395,000	442,000
2022	182,000	188,000
2021	73,000	75,000
Prior	134,000	119,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	3,062,000	3,054,000
Commercial [Member]
2025	11,960,000	24,900,000
2024	17,660,000	13,224,000
2023	10,344,000	16,106,000
2022	15,636,000	10,113,000
2021	4,019,000	1,990,000
Prior	5,047,000	7,629,000
Revolving loan amortized cost basis	42,793,000	50,094,000
Revolving loan converted to term	0	0
Total loan	107,459,000	124,056,000
Commercial [Member] | Pass [Member]
2025	11,960,000	24,900,000
2024	17,660,000	12,876,000
2023	9,792,000	14,797,000
2022	11,597,000	9,402,000
2021	3,493,000	1,696,000
Prior	3,673,000	6,016,000
Revolving loan amortized cost basis	39,322,000	44,079,000
Revolving loan converted to term	0	0
Total loan	97,497,000	113,766,000
Commercial [Member] | Special mention [Member]
2025	0	0
2024	0	50,000
2023	7,000	34,000
2022	91,000	148,000
2021	29,000	0
Prior	0	0
Revolving loan amortized cost basis	1,102,000	1,302,000
Revolving loan converted to term	0	0
Total loan	1,229,000	1,534,000
Commercial [Member] | Substandard Doubtful [Member]
2025	0	0
2024	0	298,000
2023	545,000	1,275,000
2022	3,948,000	563,000
2021	497,000	294,000
Prior	1,374,000	1,613,000
Revolving loan amortized cost basis	2,369,000	4,713,000
Revolving loan converted to term	0	0
Total loan	8,733,000	8,756,000
Commercial Real Estate [Member]
2025	60,156,000	54,938,000
2024	57,067,000	69,509,000
2023	86,196,000	90,849,000
2022	88,412,000	36,020,000
2021	32,288,000	43,724,000
Prior	130,993,000	107,037,000
Revolving loan amortized cost basis	44,536,000	70,076,000
Revolving loan converted to term	0	0
Total loan	499,648,000	472,153,000
Commercial Real Estate [Member] | Pass [Member]
2025	59,936,000	54,938,000
2024	55,850,000	69,509,000
2023	81,591,000	90,849,000
2022	88,236,000	33,881,000
2021	32,288,000	36,087,000
Prior	118,864,000	104,272,000
Revolving loan amortized cost basis	44,536,000	70,076,000
Revolving loan converted to term	0	0
Total loan	481,301,000	459,612,000
Commercial Real Estate [Member] | Special mention [Member]
2025	0	0
2024	0	0
2023	4,605,000	0
2022	176,000	1,536,000
2021	0	4,741,000
Prior	7,034,000	786,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	11,815,000	7,063,000
Commercial Real Estate [Member] | Substandard Doubtful [Member]
2025	220,000	0
2024	1,217,000	0
2023	0	0
2022	0	603,000
2021	0	2,896,000
Prior	5,095,000	1,979,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	6,532,000	5,478,000
Purchased [Member]
2025	4,213,000	0
2024	0	4,100,000
2023	3,046,000	81,000
2022	67,000	900,000
2021	733,000	1,012,000
Prior	1,951,000	1,716,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	10,010,000	7,809,000
Purchased [Member] | Pass [Member]
2025	4,213,000	0
2024	0	4,100,000
2023	3,046,000	81,000
2022	67,000	900,000
2021	733,000	1,012,000
Prior	1,951,000	1,716,000
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	10,010,000	7,809,000
Total Loans Amount [Member]
2025	154,800,000	148,801,000
2024	109,191,000	119,464,000
2023	127,796,000	145,469,000
2022	137,327,000	87,797,000
2021	73,019,000	82,488,000
Prior	220,559,000	179,102,000
Revolving loan amortized cost basis	140,908,000	163,308,000
Revolving loan converted to term	1,686,000	1,512,000
Total loan	965,286,000	927,941,000
Current period gross charge-offs Two [Member] | Consumer Portfolio Segment [Member]
2025	1,000	1,000
2024	17,000	30,000
2023	5,000	3,000
2022	5,000	3,000
2021	1,000	0
Prior	64,000	56,000
Total loan	93,000	93,000
Current period gross charge-offs Two [Member] | Residential real estate - 1st lien [Member]
2025	0	0
2024	0	0
2023	0	0
2022	13,000	0
2021	0	45,000
Prior	0	81,000
Total loan	13,000	126,000
Current period gross charge-offs Two [Member] | Commercial & Industrial [Member]
2025	83,000	0
2024	0	14,000
2023	8,000	0
2022	0	5,000
2021	0	0
Prior	303,000	1,244,000
Total loan	394,000	1,263,000
Total current period gross charge-offs [Member]
2025	84,000	1,000
2024	17,000	44,000
2023	13,000	3,000
2022	18,000	8,000
2021	1,000	45,000
Prior	367,000	1,381,000
Total loan	$ 500,000	$ 1,482,000